Changes in liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Changes in liabilities arising from financing activities
Changes in liabilities arising from financing activities for the year ended December 31, 2020 are as follows:

(In millions of won)
	January 1, 2020			Non-cash transactions
			Cash flows from financing activities	Reclassification	Gain or loss on foreign currency translation	Effective interest adjustment	Others	December 31, 2020
Short-term borrowings	~~W~~	696,793	(267,614)	—	(34,273)	—	—	394,906
Current portion of long-term borrowings and bonds		1,242,904	(1,278,199)	2,763,075	(23,627)	763	793	2,705,709
Long-term borrowings		8,799,677	2,329,013	(1,935,274)	(173,758)	—	—	9,019,658
Bonds		2,741,516	49,949	(827,801)	(72,129)	20,207	36,799	1,948,541
Lease liabilities		88,512	(62,200)	—	5,362	—	51,757	83,431

	~~W~~	13,569,402	770,949	—	(298,425)	20,970	89,349	14,152,245